Investments - Summary of Investment Portfolio (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 148,799
U.S. Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	54,677
U.S. Government-sponsored Agency Securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	7,399
Commercial Paper
Debt Securities, Available-for-Sale [Line Items]
Fair value	5,878
Corporate Debt Securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	80,845
Current Investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	148,765
Unrealized gains	58
Unrealized losses	(24)
Fair value	148,799
Current Investments | U.S. Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	54,678
Unrealized gains	12
Unrealized losses	(13)
Fair value	54,677
Current Investments | U.S. Government-sponsored Agency Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	7,396
Unrealized gains	3
Fair value	7,399
Current Investments | Commercial Paper
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	5,878
Unrealized gains	1
Unrealized losses	(1)
Fair value	5,878
Current Investments | Corporate Debt Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	80,813
Unrealized gains	42
Unrealized losses	(10)
Fair value	$ 80,845